Segmented Information - Capital Expenditures (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Exploration and evaluation assets
Net expenditures	$ 1	$ 5
Non-cash and fair value changes	(186)	(147)
Capitalized costs	(185)	(142)
Property, plant and equipment
Net expenditures	4,492	2,555
Non-cash and fair value changes	782	(271)
Capitalized costs	5,274	2,284
Net expenditures	4,493	2,560
Total capitalised costs	5,089	2,142
Total non-cash and fair value changes	$ 596	(418)
Percentage of net carried interest	5.00%
Head office
Property, plant and equipment
Net expenditures	$ 23	19
Non-cash and fair value changes	0	0
Capitalized costs	23	19
Exploration and Production | Operating segments
Property, plant and equipment
Net expenditures	2,713	1,208
Non-cash and fair value changes	1,383	357
Capitalized costs	4,096	1,565
North America | Operating segments
Exploration and evaluation assets
Net expenditures	(7)	(7)
Non-cash and fair value changes	(36)	(150)
Capitalized costs	(43)	(157)
Property, plant and equipment
Net expenditures	2,486	999
Non-cash and fair value changes	1,351	371
Capitalized costs	3,837	1,370
North Sea | Operating segments
Property, plant and equipment
Net expenditures	173	122
Non-cash and fair value changes	38	(21)
Capitalized costs	211	101
Offshore Africa | Operating segments
Exploration and evaluation assets
Net expenditures	8	12
Non-cash and fair value changes	0	3
Capitalized costs	8	15
Property, plant and equipment
Net expenditures	54	87
Non-cash and fair value changes	(6)	7
Capitalized costs	48	94
Oil Sands Mining and Upgrading | Operating segments
Exploration and evaluation assets
Net expenditures	0	0
Non-cash and fair value changes	(150)	0
Capitalized costs	(150)	0
Property, plant and equipment
Net expenditures	1,747	1,323
Non-cash and fair value changes	(601)	(629)
Capitalized costs	1,146	694
Midstream and Refining | Operating segments
Property, plant and equipment
Net expenditures	9	5
Non-cash and fair value changes	0	1
Capitalized costs	9	6
STORM Resources Ltd
Property, plant and equipment
Total purchase consideration	$ 771
Painted Pony Energy Ltd
Property, plant and equipment
Total purchase consideration		$ 111